Revenue and Capitalized Contract Costs - Impact of New Accounting Pronouncement on Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized contract costs, net	$ 1,092,865	$ 1,115,775	$ 1,020,408	$ 0
Subscriber acquisition costs, net		0	0	1,308,558
Long-term notes receivables and other assets, net	121,796	119,819	91,436	88,723
Accrued expenses and other current liabilities	158,997	136,715	84,650	74,321
Deferred revenue	194,326	186,953	128,205	88,337
Deferred revenue, net of current portion	326,631	323,585	211,493	264,555
Deferred income tax liabilities	1,120	1,096	3,400	9,041
Accumulated deficit	(2,193,169)	(2,104,097)	$ (1,635,502)	(1,358,571)
Accumulated other comprehensive loss	$ (28,267)	(28,837)		(27,301)
Restatement Adjustment | ASU 2014-09 adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized contract costs, net				1,020,408
Subscriber acquisition costs, net				(1,308,558)
Long-term notes receivables and other assets, net				2,713
Accrued expenses and other current liabilities				10,329
Deferred revenue				39,868
Deferred revenue, net of current portion				(53,062)
Deferred income tax liabilities				(5,641)
Accumulated deficit				(276,931)
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized contract costs, net				0
Subscriber acquisition costs, net				1,308,558
Long-term notes receivables and other assets, net				88,723
Accrued expenses and other current liabilities				74,321
Deferred revenue				88,337
Deferred revenue, net of current portion				264,555
Deferred income tax liabilities				9,041
Accumulated deficit				$ (1,358,571)
Calculated under Revenue Guidance in Effect before Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized contract costs, net		0
Subscriber acquisition costs, net		1,518,188
Accrued expenses and other current liabilities		126,900
Deferred revenue		126,582
Deferred revenue, net of current portion		440,474
Deferred income tax liabilities		8,682
Accumulated deficit		(1,754,426)
Accumulated other comprehensive loss		(30,384)
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09 adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized contract costs, net		1,115,775
Subscriber acquisition costs, net		(1,518,188)
Accrued expenses and other current liabilities		9,815
Deferred revenue		60,371
Deferred revenue, net of current portion		(116,889)
Deferred income tax liabilities		(7,586)
Accumulated deficit		(349,671)
Accumulated other comprehensive loss		$ 1,547